Contingencies	6 Months Ended
Jul. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingencies
18	Contingencies

In the prior year, a shareholder lodged a court Action against the Group claiming they did not receive the correct number of shares in the Group on completion of the merger between Naked Inc. and Bendon Limited to form Naked Brand Group Limited in the prior year. The Group has sought to have this claim dismissed by the Court on the basis that the Group had no contract with the shareholder and that the shareholder did not have a possessory right over a certain number of shares in the Group. No provision has been made for this in these financial statements.

During the current period, a dispute was raised by a wholesale customer of the Group regarding the amount due for payment. The outstanding receivable has been fully provided in these financial statements, however at the time of preparing this report the dispute remained unresolved and no additional provision has been made for this in these financial statements. It is expected that a settlement will be met by the year end.